LEASE - Total leases - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases
Short-term	$ 37,091	$ 44,765
Long-term	15,602	33,794
Total lease liabilities	52,693	78,559
Operating lease liabilities, current	15,204	18,767
Operating lease liabilities, noncurrent	13,232	20,718
Total operating lease liabilities	28,436	39,485
Finance lease liabilities, current	21,887	25,998
Finance lease liabilities, noncurrent	2,370	13,076
Total Finance lease liabilities	$ 24,257	$ 39,074